K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

July 27, 2018

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Beacon Apollo Total Return Fund
File No. 333-225559 and 811-23351
Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the American Beacon Apollo Total Return Fund (the “Trust”) is Pre-Effective Amendment No. 1 to the Trust’s registration statement on Form N-2 (the “Registration Statement”).  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purposes of this filing are to: (1) respond to comments from the staff of the U.S. Securities and Exchange Commission (the “SEC”) on the Trust’s Registration Statement, which was filed with the SEC on June 11, 2018; (2) make other changes to the Trust’s prospectus and statement of additional information, including the addition of the initial financial statements; and (3) file certain exhibits that were not included with the Trust’s initial Registration Statement.

The Trust respectfully requests that the SEC staff furnish the Trust with any comments it may have as soon as reasonably practicable.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015 or Jennifer R. Gonzalez at (202) 778-9286.

Very truly yours,

/s/ Kathy K. Ingber
Kathy K. Ingber

Attachments

cc:	Rosemary Behan
American Beacon Advisors, Inc.

Jennifer R. Gonzalez
K&L Gates LLP